Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Allowance for credit losses	¥ 43,501	$ 6,221	¥ 38,829
Accrued staff cost and expenses	4,859	695	46,729
Deferred revenue	10,723	1,533	9,841
Tax losses	395,644	56,575	412,192
VAT refund	480	69	1,957
Less: Valuation allowances	(192,585)	(27,539)	(201,302)
Total deferred tax assets	262,622	37,554	308,246
Deferred tax liabilities
Identifiable intangible assets arising from acquisition	8,017	1,146	19,128
Intangible assets and internally-developed software	11,112	1,589	11,280
Outside basis difference and others	439,137	62,796	437,670
Total deferred tax liabilities	¥ 458,266	$ 65,531	¥ 468,078